CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)	Treasury stock CNY (¥)	Accumulated Retained Earnings CNY (¥)	Other Comprehensive (loss) Income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance Beginning at Dec. 31, 2021	¥ 22	[1]	¥ 5,672,267		¥ 9,642,506	¥ (110,932)	¥ 12,746	¥ 15,216,609
Balance Beginning (in shares) at Dec. 31, 2021 | shares	310,486,975
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares	5,935,088
Issuance of ordinary shares - global offering, net of issuance costs RMB31,695			223,221					223,221
Issuance of ordinary shares - global offering, net of issuance costs RMB31,695 (in shares) | shares	6,370,000
Share-based compensation			199,737					199,737
Dividends to shareholders					(862,995)			(862,995)
Other comprehensive income						59,157		59,157
Net income (loss)					4,024,173		(18,605)	4,005,568
Contribution by non-controlling interests holders to a subsidiary							90,000	90,000
Balance Ending at Dec. 31, 2022	¥ 22	[1]	6,095,225		12,803,684	(51,775)	84,141	18,931,297
Balance Ending (in shares) at Dec. 31, 2022 | shares	322,792,063
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares	3,306,235
Repurchase and retirement of ordinary shares			(221,390)	¥ (384,637)	(30,152)			(636,179)
Repurchase and retirement of ordinary shares (in shares) | shares	(10,872,170)
Share-based compensation			185,604					185,604
Dividends to shareholders					(761,552)			(761,552)
Other comprehensive income						17,118		17,118
Acquisition of a subsidiary							4,992	4,992
Net income (loss)					4,285,336		(16,759)	4,268,577
Balance Ending at Dec. 31, 2023	¥ 22	[1]	6,059,439	(384,637)	16,297,316	(34,657)	72,374	¥ 22,009,857
Balance Ending (in shares) at Dec. 31, 2023 | shares	315,226,128							326,552,504	326,552,504
Issuance of ordinary shares - exercise of options and vesting of restricted shares	¥ 1	[1]						¥ 1
Issuance of ordinary shares - exercise of options and vesting of restricted shares (in shares) | shares	6,801,342
Repurchase and retirement of ordinary shares	¥ (2)	[1]	(1,887,639)	(728,971)	(356,580)			(2,973,192)
Repurchase and retirement of ordinary shares (in shares) | shares	(38,046,150)
Share-based compensation			167,613					167,613
Dividends to shareholders					(1,252,710)			(1,252,710)
Other comprehensive income						46,534		46,534	$ 6,375
Net income (loss)					6,264,314		(16,198)	6,248,116	855,987
Balance Ending at Dec. 31, 2024	¥ 21	[1]	¥ 4,339,413	¥ (1,113,608)	¥ 20,952,340	¥ 11,877	¥ 56,176	¥ 24,246,219	$ 3,321,718
Balance Ending (in shares) at Dec. 31, 2024 | shares	283,981,320							296,540,988	296,540,988

[1]	The amount less than RMB1 is rounded to zero.